Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 M/V Cape Agamemnon	Dec. 31, 2012 M/V Cape Agamemnon	Dec. 31, 2011 M/V Cape Agamemnon	Jun. 09, 2011 M/V Cape Agamemnon	Dec. 31, 2013 M/T Assos	Dec. 31, 2012 M/T Assos	Dec. 31, 2011 M/T Assos	Dec. 31, 2013 M/V Agamemnon	Dec. 31, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Agamemnon	Dec. 31, 2011 M/V Agamemnon	Dec. 31, 2013 M/V Archimidis	Dec. 31, 2012 M/V Archimidis	Dec. 22, 2012 M/V Archimidis	Dec. 31, 2011 M/V Archimidis	Dec. 31, 2013 M/V Hyundai Premium	Mar. 20, 2013 M/V Hyundai Premium	Dec. 31, 2013 M/V Hyundai Paramount	Mar. 27, 2013 M/V Hyundai Paramount	Dec. 31, 2013 M/V Hyundai Prestige	Sep. 11, 2013 M/V Hyundai Prestige	Dec. 31, 2013 M/V Hyundai Privilege	Sep. 11, 2013 M/V Hyundai Privilege	Dec. 31, 2013 M/V Hyundai Platinum	Sep. 11, 2013 M/V Hyundai Platinum
For the twelve months period ended December 31,
2014	$ 16,000			$ 5,357				$ 612			$ 863				$ 796				$ 1,668		$ 1,670		$ 1,693		$ 1,672		$ 1,669
2015	14,865			5,357				0			500				636				1,668		1,670		1,693		1,672		1,669
2016	13,756			5,372				0			0				0				1,668		1,670		1,697		1,675		1,674
2017	13,729			5,357				0			0				0				1,668		1,670		1,693		1,672		1,669
2018	13,729			5,357				0			0				0				1,668		1,670		1,693		1,672		1,669
Thereafter	59,303			8,014				0			0				0				10,056		10,178		10,106		10,453		10,496
Total	$ 131,382	$ 47,720	$ 51,124	$ 34,814	$ 40,171	$ 45,543	$ 48,551	$ 612	$ 3,093	$ 5,581	$ 1,363	$ 2,227	$ 2,250	$ 0	$ 1,432	$ 2,229	$ 2,250	$ 0	$ 18,396	$ 19,707	$ 18,528	$ 19,768	$ 18,575	$ 19,094	$ 18,816	$ 19,329	$ 18,846	$ 19,358